CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 22,638	¥ 157,600		¥ 211,436	¥ 195,303
Restricted cash				30,072	2,350
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 22,638	¥ 157,600	$ 34,691	¥ 241,508	¥ 197,653	¥ 199,250